Document And Entity Information	6 Months Ended
Mar. 31, 2025
Document Information Line Items
Entity Central Index Key	0001929783
Document Type	6-K/A
Document Fiscal Year Focus	2025
Entity File Number	001-42256
Entity Registrant Name	WORK Medical Technology Group LTD
Amendment Description	WORK Medical Technology Group LTD, a Cayman Islands company (the “Company”), is filing this Amendment No. 1 on Form 6-K/A (this “Amendment”) solely to correct certain errors in the Company’s Report of Foreign Private Issuer on Form 6-K filed with the U.S. Securities and Exchange Commission on August 25, 2025 (the “Original Form 6-K”). The Unaudited Condensed Consolidated Statements of Cash Flow included as Exhibit 99.1 to the Original Form 6-K, located on page F-4, is hereby deleted and replaced, in order to (i) relocate references under “CASH FLOWS FROM INVESTING ACTIVITIES—Loans to related parties” for the six months ended March 31, 2024 and “CASH FLOWS FROM INVESTING ACTIVITIES—Repayments from related parties” for the six months ended March 31, 2024 to “CASH FLOWS FROM FINANCING ACTIVITIES—Loans to related parties” for the six months ended March 31, 2024 and “CASH FLOWS FROM FINANCING ACTIVITIES—Repayments from related parties” for the six months ended March 31, 2024; (ii) revise the net cash used in investing activities for the six months ended March 31, 2024 of $3,069,879 to $5,856,936 as a result of the above relocations; and (iii) revise the net cash provided by financing activities for the six months ended March 31, 2024 of $3,769,647 to $6,556,704 as a result of the above relocations.Other than as expressly set forth above, this Amendment does not, and does not purport to, amend, update, or restate the information in any other item of the Original Form 6-K, or reflect any events that have occurred after the Original Form 6-K was filed.This Amendment is hereby incorporated by reference into the registration statement on Form F-3 of the Company (File Number 333-289943), and into the base prospectus and the prospectus supplement outstanding under the foregoing registration statement, to the extent not superseded by documents or reports subsequently filed or furnished by the Company under the Securities Act of 1933, as amended, or the Securities Exchange Act of 1934, as amended.
Amendment Flag	true
Document Period End Date	Mar. 31, 2025
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--09-30